Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions between related parties
Director emoluments before amounts receivable under long-term incentive plans and share option plans	£ 7,046	£ 7,267
Amounts receivable under long-term incentive plans and share option plans	1,410,000	1,509,000
Total Directors' remuneration	8,271	8,260
Accrued benefits	0	0
Non-executive directors
Transactions between related parties
Director emoluments before amounts receivable under long-term incentive plans and share option plans	1,747	1,466
Chairman and executive directors
Transactions between related parties
Director emoluments before amounts receivable under long-term incentive plans and share option plans	5,299	5,801
Director
Transactions between related parties
Amounts receivable under long-term incentive plans and share option plans	£ 1,225	£ 993